INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Loss before income taxes	$ 125,036	$ 1,044,863	$ 133,379
Statutory income tax rate	27.00%	27.00%	27.00%
Expected income tax benefit	$ (33,760)	$ (282,113)	$ (36,012)
Items not deductible for income tax purposes		250,350
Underprovided in prior years	(36,896)	(85,905)	(97,367)
Unrecognized benefit of deferred tax assets	(70,656)	(117,667)	(133,379)
Income tax expense